Leases - Schedule of Operating Lease Payments (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Payments [Abstract]
2024 Finance Lease	¥ 118,505
2024 Operating Lease	2,836,406
2025 Finance Lease	29,626
2025 Operating Lease	1,389,751
2026 Finance Lease
2026 Operating Lease	808,874
2027 Finance Lease
2027 Operating Lease	534,793
2028 Finance Lease
2028 Operating Lease	544,114
2029 and thereafter, Finance Lease
2029 and thereafter, Operating Lease	1,314,754
Total undiscounted ease payments, Finance Lease	148,131
Total undiscounted ease payments, Operating Lease	7,428,692
Less: imputed interest, Finance Lease	(7,410)
Less: imputed interest, Operating Lease	(792,818)
Present value of lease liabilities, Finance Lease	140,721
Present value of lease liabilities, Operating Lease	¥ 6,635,874	¥ 6,237,308